Finance Income and Expenses (Tables)	12 Months Ended
Mar. 31, 2026
Borrowing costs [abstract]
Summary of Finance Income and Expenses

	JPY (millions) For the Year Ended March 31
	2024	2025	2026
Finance Income:
Interest income
Interest income from financial assets measured at amortized cost	¥8,850	¥15,183	¥13,184
Interest income from financial assets measured at fair value through P&L	2,442	3,062	291
Interest income from financial assets measured at fair value through OCI	—	1,394	3,404
Interest income on sublease	1	0	—
Total interest income	11,293	19,638	16,878
Dividend income
Dividend income from financial assets measured at fair value through OCI and disposed of during the period	—	1	1
Dividend income from financial assets measured at fair value through OCI and held at end of the period	335	344	345
Total dividend income	335	345	345
Gain on derivatives – Foreign currency exchange	31,053	7,999	179,648
Gain on derivatives – Virtual power purchase agreement	3,393	4,959	1,071
Gain on derivatives – Interest rate swaps	—	2,968	—
Gain on derivatives – Cross currency interest rate swaps	4,144	3,856	—
Other	1,875	6,784	13,235
Total	¥52,093	¥46,549	¥211,177

Finance Expenses:
Interest expense
Interest expense on financial debt	¥98,710	¥112,800	¥123,758
Interest expense on lease liabilities	20,826	24,511	24,366
Total interest expense	119,535	137,311	148,123
Loss on derivatives – Virtual power purchase agreement	3,393	5,311	3,675
Loss on foreign currency exchange, net	44,665	7,213	171,254
Hyperinflation effect expense	18,160	10,565	8,755
Other	34,096	49,665	25,764
Total	¥219,850	¥210,065	¥357,572